Revenue and segment analysis (Tables)	12 Months Ended
Dec. 31, 2025
Revenue, operating profit and segment analysis
Summary of analysis by reported segment

ANALYSIS BY REPORTED SEGMENT	Revenue			Adjusted operating profit
	Restated 2023 GBPm	Restated 2024 GBPm	2025 GBPm	Restated 2023 GBPm	Restated 2024 GBPm	2025 GBPm
Risk	3,224	3,336	3,485	1,170	1,233	1,305
Scientific, Technical & Medical	2,581	2,624	2,714	940	981	1,035
Legal	1,655	1,718	1,806	360	381	415
Exhibitions	1,115	1,239	1,186	319	398	410
Print & print-related activities	586	517	399	253	217	185
Sub-total	9,161	9,434	9,590	3,042	3,210	3,350
Unallocated central costs	-	-	-	(12)	(11)	(8)
Total	9,161	9,434	9,590	3,030	3,199	3,342

Summary of classification of revenue

2023	Risk Restated GBPm	Scientific, Technical & Medical Restated GBPm	Legal Restated GBPm	Exhibitions GBPm	Print & print- related activities Restated GBPm	Total Restated GBPm
Revenue by geographical market
North America	2,573	1,108	1,146	217	342	5,386
Europe*	423	593	334	427	131	1,908
Rest of world	228	880	175	471	113	1,867
Total revenue	3,224	2,581	1,655	1,115	586	9,161

Revenue by format
Electronic	3,210	2,574	1,646	85	-	7,515
Face-to-face	14	7	9	1,030	-	1,060
Print	-	-	-	-	586	586
Total revenue	3,224	2,581	1,655	1,115	586	9,161

Revenue by type
Subscriptions	1,330	2,107	1,363	-	176	4,976
Transactional	1,894	474	292	1,115	410	4,185
Total revenue	3,224	2,581	1,655	1,115	586	9,161

2 Revenue, operating profit and segment analysis (continued)

2024	Risk Restated GBPm	Scientific, Technical & Medical Restated GBPm	Legal Restated GBPm	Exhibitions GBPm	Print & print- related activities Restated GBPm	Total Restated GBPm
Revenue by geographical market
North America	2,658	1,126	1,188	231	292	5,495
Europe*	439	603	351	527	105	2,025
Rest of world	239	895	179	481	120	1,914
Total revenue	3,336	2,624	1,718	1,239	517	9,434

Revenue by format
Electronic	3,320	2,618	1,707	83	-	7,728
Face-to-face	16	6	11	1,156	-	1,189
Print	-	-	-	-	517	517
Total revenue	3,336	2,624	1,718	1,239	517	9,434

Revenue by type
Subscriptions	1,329	2,110	1,432	-	154	5,025
Transactional	2,007	514	286	1,239	363	4,409
Total revenue	3,336	2,624	1,718	1,239	517	9,434

2025	Risk GBPm	Scientific, Technical & Medical GBPm	Legal GBPm	Exhibitions GBPm	Print & print- related activities GBPm	Total GBPm
Revenue by geographical market
North America	2,749	1,161	1,229	237	219	5,595
Europe*	469	619	391	424	97	2,000
Rest of world	267	934	186	525	83	1,995
Total revenue	3,485	2,714	1,806	1,186	399	9,590

Revenue by format
Electronic	3,475	2,707	1,794	94	-	8,070
Face-to-face	10	7	12	1,092	-	1,121
Print	-	-	-	-	399	399
Total revenue	3,485	2,714	1,806	1,186	399	9,590

Revenue by type
Subscriptions	1,363	2,168	1,527	-	132	5,190
Transactional	2,122	546	279	1,186	267	4,400
Total revenue	3,485	2,714	1,806	1,186	399	9,590
*	Europe includes revenue of £634m from the United Kingdom (2024: £613m; 2023: £602m).

Summary of analysis of revenue by geographical origin

ANALYSIS OF REVENUE BY GEOGRAPHICAL ORIGIN	2023 GBPm	2024 GBPm	2025 GBPm
North America	5,325	5,461	5,551
Europe	3,117	3,270	3,305
Rest of world	719	703	734
Total	9,161	9,434	9,590

Summary of analysis by reported segment expenditure

ANALYSIS BY REPORTED SEGMENT	Expenditure on acquired goodwill and intangible assets			Capital expenditure additions			Amortisation of acquired intangible assets			Total depreciation and other amortisation
	Restated 2023 GBPm	Restated 2024 GBPm	2025 GBPm	Restated 2023 GBPm	Restated 2024 GBPm	2025 GBPm	Restated 2023 GBPm	Restated 2024 GBPm	2025 GBPm	Restated 2023 GBPm	Restated 2024 GBPm	2025 GBPm
Risk	79	-	249	139	148	156	194	184	175	92	99	102
Scientific, Technical & Medical	3	8	5	107	103	116	59	44	39	133	123	124
Legal	42	145	-	193	203	225	11	15	20	242	252	239
Exhibitions	8	65	20	37	29	27	16	15	14	39	45	34
Print & print-related activities	-	-	-	1	1	1	-	-	-	8	6	5
Total	132	218	274	477	484	525	280	258	248	514	525	504

Summary of analysis of non-current assets by geographical location

ANALYSIS OF NON-CURRENT ASSETS BY GEOGRAPHICAL LOCATION	2024 GBPm	2025 GBPm
North America	9,131	8,545
Europe	2,259	2,459
Rest of world	438	459
Total	11,828	11,463

Summary of reconciliation of operating profit to adjusted operating profit

RECONCILIATION OF OPERATING PROFIT TO ADJUSTED OPERATING PROFIT	2023 GBPm	2024 GBPm	2025 GBPm
Operating profit	2,682	2,861	3,027
Adjustments:
Amortisation of acquired intangible assets	280	258	248
Acquisition and disposal related items	56	69	54
Reclassification of tax in joint ventures and associates	12	12	14
Reclassification of finance income in joint ventures and associates	-	(1)	(1)
Adjusted operating profit	3,030	3,199	3,342